Contract Liabilities (Customer Advances) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Contract liabilities	$ 1,994,236,000	$ 1,796,939,000		$ 835,780
Less: Contract liabilities presented under long-term liabilities	217,075,000	293,984,000
Contract liabilities	1,777,161,000	1,502,955,000
Increase (decrease) in contract liabilities	$ 192,164,000	$ 617,740,000	$ 358,730,000